WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 122.7%
COMMUNICATION SERVICES - 26.1%
Diversified Telecommunication Services - 7.1%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,240,000	$1,392,675	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	12,630,000	13,226,136	(a)(b)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	2,530,000	2,792,222	(a)(b)
CenturyLink Inc., Senior Notes	4.500%	1/15/29	2,350,000	2,416,587	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	720,000	739,969	(a)(b)
Frontier Communications Corp., Senior Secured Notes	5.000%	5/1/28	2,770,000	2,877,338	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,660,000	2,730,916	(a)(b)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	2,660,000	3,190,337
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	410,000	446,076	(a)(b)

Total Diversified Telecommunication Services				29,812,256

Entertainment - 0.9%
Netflix Inc., Senior Notes	5.875%	11/15/28	1,545,000	1,940,906	(b)
Netflix Inc., Senior Notes	6.375%	5/15/29	1,305,000	1,691,880	(b)

Total Entertainment				3,632,786

Media - 10.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	4,850,000	5,106,056	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	5/1/27	1,100,000	1,144,275	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	6,010,000	6,319,515	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	5,105,000	5,382,585	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	2,900,000	3,020,263	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,780,000	5,998,108	(b)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	11,459,000	12,446,651	(b)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	2,490,000	2,732,775	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	2,505,000	2,625,553	(a)(b)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2021 Quarterly Report	1

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	600,000	$627,375	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	500,000	537,350	(a)

Total Media				45,940,506

Wireless Telecommunication Services - 7.2%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	610,000	679,955	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000	2,828,375	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000	7,902,345	(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	4,285,000	4,619,680	(b)
Sprint Corp., Senior Notes	7.250%	9/15/21	4,400,000	4,550,700	(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	110,000	127,188	(b)
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,900,000	1,904,750	(b)
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	310,000	320,125	(b)
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	2,500,000	2,563,825	(a)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,620,000	1,718,925	(c)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	700,000	742,745	(a)(b)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,300,000	2,304,227	(a)(b)

Total Wireless Telecommunication Services				30,262,840

TOTAL COMMUNICATION SERVICES				109,648,388

CONSUMER DISCRETIONARY - 18.2%
Auto Components - 2.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	2,143,000	2,172,466	(a)(b)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	2,410,000	2,699,200	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	4,271,000	4,473,019	(b)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	2,740,000	2,924,950	(a)(b)

Total Auto Components				12,269,635

Automobiles - 2.4%
Ford Motor Co., Senior Notes	9.000%	4/22/25	2,980,000	3,635,704
Ford Motor Credit Co. LLC, Senior Notes	3.336%	3/18/21	600,000	601,444
Ford Motor Credit Co. LLC, Senior Notes	3.813%	10/12/21	300,000	304,547
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	1,300,000	1,344,395
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	1,510,000	1,549,637
General Motors Co., Senior Notes	6.125%	10/1/25	460,000	554,325
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,930,000	2,153,208	(a)

Total Automobiles				10,143,260

See Notes to Schedule of Investments.

2	Western Asset High Income Fund II Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - 1.4%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	2,190,000		$2,318,246	(a)(b)
Service Corp. International, Senior Notes	7.500%	4/1/27	2,090,000		2,546,791	(b)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	1,000,000		1,043,045	(a)

Total Diversified Consumer Services					5,908,082

Hotels, Restaurants & Leisure - 7.4%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	1,524,000		1,552,316	(a)(b)
Carnival Corp., Senior Notes	7.625%	3/1/26	1,160,000		1,228,875	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,480,000		1,610,011	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	3,180,000		3,706,354	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	2,920,000		3,394,500	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	2,205,000	GBP	2,780,491	(c)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,803,000		1,864,978	(a)(b)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	2,870,000		2,753,406	(a)(b)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	2,430,000		2,426,962	(a)
Viking Ocean Cruises Ship VII Ltd., Secured Notes	5.625%	2/15/29	1,210,000		1,206,975	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,490,000		1,449,301	(a)(b)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	780,000		809,250	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,640,000		1,689,733	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	3,440,000		3,698,120	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	780,000		857,111	(a)

Total Hotels, Restaurants & Leisure					31,028,383

Specialty Retail - 4.0%
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	1,160,000		1,264,928	(a)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	1,560,000		1,674,488	(a)(b)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	9,690,000		9,998,869	(a)(b)
PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes	4.750%	2/15/28	400,000		400,000	(a)(d)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.500%	11/1/23	1,680,000		1,689,450
Sally Holdings LLC/Sally Capital Inc.,
Senior Notes	5.625%	12/1/25	1,460,000		1,504,713	(b)

Total Specialty Retail					16,532,448

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	450,000		487,688	(a)(b)

TOTAL CONSUMER DISCRETIONARY					76,369,496

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2021 Quarterly Report	3

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 2.4%
Food Products - 2.1%
Kraft Heinz Foods Co., Senior Notes	4.625%	1/30/29	3,500,000	$4,000,626	(b)
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	390,000	439,608
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	670,000	794,451
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	160,000	185,178
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	700,000	746,565
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,245,000	2,391,935	(a)(b)

Total Food Products				8,558,363

Household Products - 0.3%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,330,000	1,372,626	(b)

TOTAL CONSUMER STAPLES				9,930,989

ENERGY - 23.7%
Oil, Gas & Consumable Fuels - 23.7%
Apache Corp., Senior Notes	5.100%	9/1/40	1,800,000	1,825,983
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	370,000	352,817	(a)
Blue Racer Midstream LLC/Blue Racer
Finance Corp., Senior Notes	7.625%	12/15/25	840,000	890,404	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	330,000	338,869
Continental Resources Inc., Senior Notes	4.375%	1/15/28	240,000	245,050
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,320,000	1,277,925	(b)
Ecopetrol SA, Senior Notes	6.875%	4/29/30	1,270,000	1,582,737
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,500,000	2,839,750	(b)
EnLink Midstream LLC, Senior Notes	5.625%	1/15/28	890,000	890,000	(a)
EQM Midstream Partners LP, Senior
Notes	6.500%	7/1/27	770,000	825,602	(a)
EQT Corp., Senior Notes	3.000%	10/1/22	1,720,000	1,750,066
EQT Corp., Senior Notes	3.900%	10/1/27	1,750,000	1,820,000
EQT Corp., Senior Notes	8.750%	2/1/30	2,320,000	2,961,410
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,950,000	2,882,798	(b)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	340,000	350,659	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	2,760,000	2,801,262	(a)(b)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	1,030,000	1,024,850	(a)(d)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,900,000	2,577,372	(a)(b)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,000,000	1,087,500
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,640,000	1,588,750
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	1,190,000	1,249,143
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	980,000	1,031,617
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,386,525

See Notes to Schedule of Investments.

4	Western Asset High Income Fund II Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes	9.250%	5/15/25	650,000	$627,949	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	800,000	859,408
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	7,580,000	8,809,855	(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	6,620,000	7,888,226
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	2,970,000	2,563,110	(b)
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,009,000	989,004
Range Resources Corp., Senior Notes	9.250%	2/1/26	8,231,000	8,980,350	(b)
Range Resources Corp., Senior Notes	8.250%	1/15/29	710,000	746,831	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,430,000	1,598,025	(a)(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	300,000	314,815	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,150,000	1,239,125	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	270,000	298,519
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,860,000	1,631,387	(a)(b)
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	2,690,000	2,962,591	(b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,540,000	1,582,350
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	10,952,000	12,340,604	(b)
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	1,040,000	1,095,775	(b)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,280,000	1,427,402	(b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	780,000	1,060,209	(b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000	4,923,786	(b)
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,070,000	1,233,400	(b)
YPF SA, Senior Notes	8.500%	7/28/25	3,920,000	2,654,624	(a)(b)
YPF SA, Senior Notes	6.950%	7/21/27	570,000	351,314	(a)

TOTAL ENERGY				99,759,748

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2021 Quarterly Report	5

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 17.1%
Banks - 11.7%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	2,550,000	$2,908,785	(b)(e)(f)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,970,000	2,038,269	(a)(b)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,150,000	1,290,014	(b)(e)(f)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	4,080,000	4,323,984	(a)(f)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,820,000	2,103,798	(a)(b)(e)(f)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	750,000	816,562	(b)(e)(f)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	5,400,000	5,786,694	(b)(e)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,510,000	3,040,042	(a)(b)(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,610,000	1,819,984	(b)(e)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,180,000	2,372,766	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,250,000	4,816,090	(a)(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	2,410,000	2,634,445	(b)(e)(f)
Natwest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	3,530,000	5,373,437	(b)(e)(f)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,370,000	1,420,991	(b)(e)(f)

See Notes to Schedule of Investments.

6	Western Asset High Income Fund II Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	1,640,000	GBP	$2,339,737	(b)(c)(e)(f)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,530,000		2,562,068	(a)(b)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,840,000		3,374,147	(a)(b)(f)

Total Banks					49,021,813

Capital Markets - 2.6%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	4,820,000		5,428,742	(a)(b)(e)(f)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	5,170,000		5,677,668	(a)(e)(f)

Total Capital Markets					11,106,410

Consumer Finance - 0.8%
Navient Corp., Senior Notes	5.875%	10/25/24	1,170,000		1,244,588	(b)
Navient Corp., Senior Notes	6.750%	6/15/26	1,990,000		2,199,577	(b)

Total Consumer Finance					3,444,165

Diversified Financial Services - 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.450%	12/16/21	150,000		154,411
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	2,100,000		2,379,205
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,642,400		4,166,554	(a)(b)(g)

Total Diversified Financial Services					6,700,170

Insurance - 0.4%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000		1,563,760	(a)(b)

TOTAL FINANCIALS					71,836,318

HEALTH CARE - 9.9%
Health Care Providers & Services - 2.7%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,900,000		2,044,400	(a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	80,000		80,100	(a)(d)
HCA Inc., Senior Notes	5.625%	9/1/28	600,000		703,767	(b)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2021 Quarterly Report	7

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
HCA Inc., Senior Notes	7.500%	11/15/95	2,205,000	$2,898,020	(b)
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	1,140,000	1,219,800	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	2,530,000	2,786,428	(b)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	1,000,000	1,054,800	(a)(b)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	610,000	659,947	(a)

Total Health Care Providers & Services				11,447,262

Pharmaceuticals - 7.2%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	4,660,000	5,167,544	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	4,530,000	4,645,787	(a)(b)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	500,000	549,788	(a)(b)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	740,000	757,168	(a)(b)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	9,888,000	9,931,260	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	4,280,000	4,284,224
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	3,850,000	3,823,974	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,160,000	1,224,351

Total Pharmaceuticals				30,384,096

TOTAL HEALTH CARE				41,831,358

INDUSTRIALS - 12.0%
Aerospace & Defense - 0.8%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	3,220,000	3,525,095	(a)

Airlines - 9.6%
Continental Airlines Pass-Through Trust	5.983%	4/19/22	2,593,881	2,660,136	(b)
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	390,000	391,679
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	3,000,000	3,052,113
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	5,160,000	5,292,214
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,070,000	1,052,013	(b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	880,000	1,011,597
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	7,670,000	8,899,024	(a)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	463,502	464,741	(b)

See Notes to Schedule of Investments.

8	Western Asset High Income Fund II Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	1,560,000	$1,626,300	(a)(d)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	3,190,000	3,493,050	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	6,730,000	7,645,280	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	3,165,000	3,168,956
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	980,000	968,656
United Airlines Pass-Through Trust	4.875%	1/15/26	410,000	419,225	(d)

Total Airlines				40,144,984

Building Products - 0.6%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,580,000	2,691,263	(a)(b)

Commercial Services & Supplies - 0.4%
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	1,404,000	1,554,930	(a)(b)

Trading Companies & Distributors - 0.6%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,940,000	1,933,016	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	606,000	648,716

Total Trading Companies & Distributors				2,581,732

TOTAL INDUSTRIALS				50,498,004

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 1.0%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,001,000	4,313,858	(a)(b)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	68,000	69,530	(a)

Total Communications Equipment				4,383,388

Semiconductors & Semiconductor Equipment - 0.2%
Sensata Technologies UK Financing Co. PLC, Senior Notes	6.250%	2/15/26	900,000	931,235	(a)

Technology Hardware, Storage & Peripherals - 1.1%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	1,230,000	1,278,708	(a)(b)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,700,000	1,825,273	(b)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2021 Quarterly Report	9

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - (continued)
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	850,000	$921,889	(b)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	495,000	553,110

Total Technology Hardware, Storage & Peripherals				4,578,980

TOTAL INFORMATION TECHNOLOGY				9,893,603

MATERIALS - 7.9%
Chemicals - 0.6%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	700,000	796,001	(b)(c)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	3.375%	1/15/26	390,000	392,194	(a)
Orbia Advance Corp SAB de CV, Senior Notes	5.875%	9/17/44	1,000,000	1,226,250	(a)(b)

Total Chemicals				2,414,445

Containers & Packaging - 2.6%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,790,000	2,936,475	(a)(b)(g)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	5,408,000	5,572,295	(a)(b)
Pactiv LLC, Senior Notes	7.950%	12/15/25	920,000	1,044,200	(b)
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	1,230,000	1,338,295	(a)

Total Containers & Packaging				10,891,265

Metals & Mining - 4.7%
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	3,200,000	4,584,068	(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	3,590,000	3,672,229	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	760,000	776,663	(b)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	910,000	952,426	(b)
Freeport-McMoRan Inc., Senior Notes	4.250%	3/1/30	750,000	813,750
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,870,000	4,844,698	(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000	4,246,268	(b)

Total Metals & Mining				19,890,102

TOTAL MATERIALS				33,195,812

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,140,000	914,850
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	860,000	977,012	(b)
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,160,000	1,240,221

Total Equity Real Estate Investment Trusts (REITs)				3,132,083

See Notes to Schedule of Investments.

10	Western Asset High Income Fund II Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Real Estate Management & Development - 0.2%
Kennedy-Wilson Inc., Senior Notes	5.000%	3/1/31	1,000,000		$1,003,750	(d)

TOTAL REAL ESTATE					4,135,833

UTILITIES - 2.1%
Electric Utilities - 0.3%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	1,590,000		1,306,471	(a)

Gas Utilities - 1.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	4,650,000		4,862,156	(b)

Independent Power and Renewable Electricity Producers - 0.6%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	2,380,000		2,581,729	(a)(b)

TOTAL UTILITIES					8,750,356

TOTAL CORPORATE BONDS & NOTES (Cost - $433,396,469)					515,849,905

SOVEREIGN BONDS - 7.5%
Argentina - 0.7%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	558,141		232,745
Argentine Republic Government International Bond, Senior Notes, Step Bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	4,142,500		1,594,862
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	3,150,000		1,220,657	*(a)(h)

Total Argentina					3,048,264

Brazil - 1.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	4,099,000	BRL	815,706
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	3,960,000	BRL	816,217
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	567,000	BRL	118,849
Brazilian Government International Bond, Senior Notes	3.875%	6/12/30	3,175,000		3,275,806

Total Brazil					5,026,578

Costa Rica - 0.1%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	460,000		457,125	(a)

Egypt - 0.6%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	2,230,000		2,518,573	(a)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2021 Quarterly Report	11

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 0.3%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	1,080,000		$1,144,465	(a)

Guatemala - 0.2%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	970,000		1,057,358	(a)

Indonesia - 1.0%
Indonesia Government International Bond, Senior Notes	1.850%	3/12/31	3,600,000		3,553,385
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	10,046,000,000	IDR	731,131

Total Indonesia					4,284,516

Ivory Coast - 0.1%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	353,473		359,223	(a)

Nigeria - 0.3%
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	1,130,000		1,239,859	(c)

Oman - 0.4%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,500,000		1,558,050	(a)

Paraguay - 0.3%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	1,190,000		1,218,620	(a)

Peru - 1.2%
Peruvian Government International Bond, Senior Notes	1.862%	12/1/32	5,000,000		4,941,925

Russia - 0.3%
Russian Federal Bond - OFZ	7.000%	1/25/23	98,290,000	RUB	1,355,176

Turkey - 0.6%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	2,400,000		2,389,776

Ukraine - 0.2%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	800,000		860,576	(a)

TOTAL SOVEREIGN BONDS (Cost - $30,768,890)					31,460,084

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.3%
U.S. Government Obligations - 6.3%
U.S. Treasury Notes	2.250%	4/30/21	4,000,000		4,020,994	(i)
U.S. Treasury Notes	1.875%	8/31/22	3,400,000		3,495,094	(i)
U.S. Treasury Notes	1.625%	5/31/23	1,000,000		1,034,648	(i)
U.S. Treasury Notes	2.750%	8/31/23	4,000,000		4,268,125	(i)

See Notes to Schedule of Investments.

12	Western Asset High Income Fund II Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	2.125%	3/31/24	3,000,000	$3,182,227	(i)
U.S. Treasury Notes	2.000%	6/30/24	3,000,000	3,181,406	(i)
U.S. Treasury Notes	0.625%	8/15/30	3,000,000	2,882,344
U.S. Treasury Notes	0.875%	11/15/30	4,500,000	4,415,976

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $25,609,389)				26,480,814

SENIOR LOANS - 2.1%
CONSUMER DISCRETIONARY - 0.4%
Specialty Retail - 0.4%
PetSmart Inc., Term Loan B	—	1/29/28	1,830,000	1,811,700	(j)

INDUSTRIALS - 1.2%
Airlines - 1.2%
Delta Air Lines Inc., Initial Term Loan (1 mo. USD LIBOR + 4.750%)	4.871%	4/29/23	1,998,690	2,024,090	(f)(j)(k)(l)
Jetblue Airways Corp., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/17/24	2,388,750	2,477,731	(f)(k)(l)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	500,000	533,889	(f)(k)(l)

TOTAL INDUSTRIALS				5,035,710

MATERIALS - 0.5%
Chemicals - 0.5%
Ineos US Petrochem LLC, 2026 Dollar Term Loan B	—	1/29/26	2,250,000	2,260,548	(j)

TOTAL SENIOR LOANS (Cost - $8,958,424)				9,107,958

			SHARES
COMMON STOCKS - 1.0%
CONSUMER DISCRETIONARY - 0.3%
Specialty Retail - 0.3%
Party City Holdings Inc.			149,144	1,072,346	*(m)

ENERGY - 0.7%
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			96,800	57,633	*(m)(n)
KCAD Holdings I Ltd.			533,873,172	0	*(m)(n)(o)

Total Energy Equipment & Services				57,633

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2021 Quarterly Report	13

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY			SHARES		VALUE
Oil, Gas & Consumable Fuels - 0.7%
Oasis Petroleum Inc.			83,054		$3,112,033	*(b)

TOTAL ENERGY					3,169,666

TOTAL COMMON STOCKS (Cost - $14,315,845)					4,242,012

	RATE	MATURITY DATE	FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 1.0%
COMMUNICATION SERVICES - 1.0%
Media - 1.0%
DISH Network Corp., Senior Notes (Cost - $3,694,308)	3.375%	8/15/26	4,475,000		4,137,552

			SHARES
PREFERRED STOCKS - 1.0%
FINANCIALS - 1.0%
Banks - 1.0%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost - $3,419,137)	6.007%		155,800		4,131,816	(b)(f)

			FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%††
Argentina - 0.0%††
Argentina Treasury Bond (Cost - $97,267)	1.000%	8/5/21	12,589,385	ARS	82,449	(m)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $520,259,729)					595,492,590

			SHARES
SHORT-TERM INVESTMENTS - 2.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $8,452,880)	0.030%		8,452,880		8,452,880

TOTAL INVESTMENTS - 143.6% (Cost - $528,712,609)					603,945,470
Liabilities in Excess of Other Assets - (43.6)%					(183,434,411)

TOTAL NET ASSETS - 100.0%					$420,511,059

See Notes to Schedule of Investments.

14	Western Asset High Income Fund II Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	The coupon payment on this security is currently in default as of January 31, 2021.

(i)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(j)	All or a portion of this loan is unfunded as of January 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(n)	Security is valued using significant unobservable inputs (Note 1).

(o)	Value is less than $1.

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
OJSC	— Open Joint Stock Company
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2021 Quarterly Report	15

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

At January 31, 2021, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank Securities Inc.	0.190%	12/1/2020	2/26/2021	$19,120,750	U.S. Government & Agency Obligations	$19,182,494

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At January 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	128,697	GBP	94,806	Citibank N.A.	4/19/21	$(1,259)
EUR	4,505,481	USD	5,540,684	Goldman Sachs Group Inc.	4/19/21	(63,171)
USD	1,622,658	GBP	1,200,000	Goldman Sachs Group Inc.	4/19/21	(22,248)

Total						$(86,678)

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset High Income Fund II Inc. 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income. On August 14, 2020, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the Securities and Exchange Commission’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

17

Notes to Schedule of Investments (unaudited) (continued)

Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$515,849,905	—	$515,849,905
Sovereign Bonds	—	31,460,084	—	31,460,084
U.S. Government & Agency Obligations	—	26,480,814	—	26,480,814
Senior Loans	—	9,107,958	—	9,107,958
Common Stocks:
Consumer Discretionary	—	1,072,346	—	1,072,346
Energy	$3,112,033	—	$57,633	3,169,666
Convertible Bonds & Notes	—	4,137,552	—	4,137,552
Preferred Stocks	4,131,816	—	—	4,131,816
Non-U.S. Treasury Inflation Protected Securities	—	82,449	—	82,449

Total Long-Term Investments	7,243,849	588,191,108	57,633	595,492,590

Short-Term Investments†	8,452,880	—	—	8,452,880

Total Investments	$15,696,729	$588,191,108	$57,633	$603,945,470

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$86,678	—	$86,678

†	See Schedule of Investments for additional detailed categorizations.

19